SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Advisor Series II


(Name of Registrant)

File No. 33-6516



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Advisor Series II


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Advisor Government Investment Portfolio


3.
Investment Company Act File Number:   811-4707


        Securities Act File Number:   33-6516


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:   0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:   0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 20,966,595


Aggregate Price: 196,332,290

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 20,966,595


Aggregate Price:    196,332,290


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      196,332,290


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  None


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        90,431,292


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   None


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    105,901,008


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:     21,180.20


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

November 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        November 14, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Advisor Series II


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Advisor Growth Opportunities Portfolio


3.
Investment Company Act File Number:   811-4707

Securities Act File Number:   33-6516


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:   0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:   0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 177,264,191


Aggregate Price:   4,935,572,868

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 177,264,191


Aggregate Price:    4,935,572,868


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):    4,935,572,868


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  None


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        937,161,367


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   None


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    3,998,411,501


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000

(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:  799,682.30


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

November 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        November 14, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Advisor Series II


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Advisor High Yield Portfolio


3.
Investment Company Act File Number:   811-4707


        Securities Act File Number:   33-6516


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0

Aggregate Price:   0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:   0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 90,625,646


Aggregate Price:   1,046,959,542

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 90,625,646


Aggregate Price:  1,046,959,542

11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):   1,,046,959,542


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  None


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        443,942,834


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   None


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):   603,016,711


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:   120,603.34

Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

November 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        November 14, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Advisor Series II


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Advisor Income & Growth Portfolio


3.
Investment Company Act File Number:   811-4707


        Securities Act File Number:   33-6516


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:   0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:   0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 73,294,046


Aggregate Price:        1,094,260,068

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 73,294,046


Aggregate Price:     1,094,260,068


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):  1,094,260,068


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  None


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):       921,288,659


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   None


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    172,971,409

(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000

(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:    34,594.28


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

November 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        November 14, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Advisor Series II


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Advisor Short Fixed Income Portfolio


3.
Investment Company Act File Number:   811-4707


        Securities Act File Number:   33-6516


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:  0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0

Aggregate Price:   0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 24,731,092


Aggregate Price:    232,447,869

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 24,731,092


Aggregate Price:     232,447,869


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):   232,447,869


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  None


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        459,101,091


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   None


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):   0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000
(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:  0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

November 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        November 14, 1995



* Please print the name and title of the signing officer below the signature.

